COMMITMENTS - Schedule of future minimum payments (Details)	12 Months Ended
Jan. 31, 2021 USD ($)
Disclosure of maturity analysis of operating lease payments [line items]
Future minimum payments	$ 18,752,929
2022
Disclosure of maturity analysis of operating lease payments [line items]
Future minimum payments	1,708,406
2023
Disclosure of maturity analysis of operating lease payments [line items]
Future minimum payments	1,700,243
2024
Disclosure of maturity analysis of operating lease payments [line items]
Future minimum payments	1,728,968
2025
Disclosure of maturity analysis of operating lease payments [line items]
Future minimum payments	1,394,965
2026
Disclosure of maturity analysis of operating lease payments [line items]
Future minimum payments	1,399,730
Thereafter
Disclosure of maturity analysis of operating lease payments [line items]
Future minimum payments	10,820,617
Third Parties
Disclosure of maturity analysis of operating lease payments [line items]
Future minimum payments	1,276,341
Third Parties | 2022
Disclosure of maturity analysis of operating lease payments [line items]
Future minimum payments	277,214
Third Parties | 2023
Disclosure of maturity analysis of operating lease payments [line items]
Future minimum payments	232,961
Third Parties | 2024
Disclosure of maturity analysis of operating lease payments [line items]
Future minimum payments	224,513
Third Parties | 2025
Disclosure of maturity analysis of operating lease payments [line items]
Future minimum payments	80,414
Third Parties | 2026
Disclosure of maturity analysis of operating lease payments [line items]
Future minimum payments	45,743
Third Parties | Thereafter
Disclosure of maturity analysis of operating lease payments [line items]
Future minimum payments	415,496
Related Parties
Disclosure of maturity analysis of operating lease payments [line items]
Future minimum payments	17,476,588
Related Parties | 2022
Disclosure of maturity analysis of operating lease payments [line items]
Future minimum payments	1,431,192
Related Parties | 2023
Disclosure of maturity analysis of operating lease payments [line items]
Future minimum payments	1,467,282
Related Parties | 2024
Disclosure of maturity analysis of operating lease payments [line items]
Future minimum payments	1,504,455
Related Parties | 2025
Disclosure of maturity analysis of operating lease payments [line items]
Future minimum payments	1,314,551
Related Parties | 2026
Disclosure of maturity analysis of operating lease payments [line items]
Future minimum payments	1,353,987
Related Parties | Thereafter
Disclosure of maturity analysis of operating lease payments [line items]
Future minimum payments	$ 10,405,121